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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21530


                          Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28

Date of reporting period:  November 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Select Value Fund
         SCHEDULE OF INVESTMENTS  11/30/2007 (unaudited)

Shares                                                            Value

         COMMON STOCKS - 114.5 %
         Energy - 8.0 %
         Oil & Gas Exploration & Production - 4.4 %
854      Plains Exploration and Product * (b)                 $    43,050
         Oil & Gas Refining & Marketing - 3.6 %
700      Tesoro Petroleum Corp. (b)                           $    34,426
         Total Energy                                         $    77,476
         Materials - 9.8 %
         Diversified Metals & Mining - 2.3 %
225      Freeport-McMoRan Copper & Gold, Inc. (Class B)       $    22,259
         Gold - 4.4 %
850      Newmont Mining Corp.                                 $    42,237
         Metal & Glass Containers - 3.1 %
650      Ball Corp.                                           $    30,063
         Total Materials                                      $    94,559
         Capital Goods - 3.4 %
         Aerospace & Defense - 3.4 %
300      L-3 Communications Holdings, Inc.                    $    33,195
         Total Capital Goods                                  $    33,195
         Commercial Services & Supplies - 8.7 %
         Diversified Commercial Services - 3.8 %
1,000    Equifax, Inc. *                                      $    37,230
         Environmental & Facilities Services - 2.3 %
650      Waste Management, Inc. *                             $    22,308
         Office Services & Supplies - 2.6 %
475      Avery Dennison Corp.                                 $    24,752
         Total Commercial Services & Supplies                 $    84,290
         Transportation - 3.0 %
         Airlines - 3.0 %
1,400    US Airways Group, Inc. *                             $    29,078
         Total Transportation                                 $    29,078
         Consumer Durables & Apparel - 2.4 %
         Homebuilding - 2.4 %
1,900    D.R. Horton, Inc. (b)                                $    22,743
         Total Consumer Durables & Apparel                    $    22,743
         Media - 7.3 %
         Advertising - 4.9 %
5,027    The Interpublic Group of Companies, Inc. * (b)       $    47,706
         Movies & Entertainment - 2.4 %
550      Viacom, Inc. (Class B) *                             $    23,111
         Total Media                                          $    70,817
         Retailing - 9.8 %
         Apparel Retail - 5.3 %
2,500    Gap, Inc.                                            $    51,000
         Department Stores - 2.8 %
255      Sears Holdings Corp. * (b)                           $    26,905
         Home Improvement Retail - 1.7 %
600      Home Depot, Inc.                                     $    17,136
         Total Retailing                                      $    95,041
         Food & Drug Retailing - 5.1 %
         Food Retail - 5.1 %
1,725    Kroger Co.                                           $    49,594
         Total Food & Drug Retailing                          $    49,594
         Food Beverage & Tobacco - 6.4 %
         Tobacco - 6.4 %
700      Loews Corp Carolina Group                            $    62,265
         Total Food Beverage & Tobacco                        $    62,265
         Household & Personal Products - 2.8 %
         Personal Products - 2.8 %
600      Estee Lauder Co.                                     $    26,928
         Total Household & Personal Products                  $    26,928
         Health Care Equipment & Services - 9.4 %
         Health Care Services - 4.7 %
1,800    Omnicare, Inc. (b)                                   $    45,864
         Health Care Supplies - 4.7 %
1,050    Cooper Companies, Inc.                               $    45,182
         Total Health Care Equipment & Services               $    91,046
         Pharmaceuticals & Biotechnology - 4.3 %
         Pharmaceuticals - 4.3 %
700      Merck & Co., Inc.                                    $    41,552
         Total Pharmaceuticals & Biotechnology                $    41,552
         Diversified Financials - 4.0 %
         Consumer Finance - 4.0 %
1,300    The First Marblehead Corp.                           $    39,013
         Total Diversified Financials                         $    39,013
         Insurance - 11.3 %
         Life & Health Insurance - 4.8 %
1,850    Unum Group                                           $    45,954
         Property & Casualty Insurance - 3.3 %
1,750    Progressive Corp.                                    $    32,200
         Reinsurance - 3.2 %
525      Renaissancere Holdings, Ltd.                         $    31,033
         Total Insurance                                      $   109,187
         Technology Hardware & Equipment - 6.9 %
         Computer Hardware - 4.3 %
825      Sun Microsystems, Inc. *                             $    17,144
950      Teradata Corp. *                                          24,662
                                                              $    41,806
         Computer Storage & Peripherals - 2.6 %
1,245    Imation Corp.                                        $    24,987
         Total Technology Hardware & Equipment                $    66,793
         Semiconductors - 7.4 %
         Semiconductors - 7.4 %
2,400    Infineon Technologies (A.D.R.) *                     $    28,416
1,900    National Semiconductor Corp.                              43,434
                                                              $    71,850
         Total Semiconductors                                 $    71,850
         Utilities - 4.2 %
         Multi-Utilities - 4.2 %
420      Public Service Enterprise Group, Inc.                $    40,211
         Total Utilities                                      $    40,211
         TOTAL COMMON STOCKS
         (Cost  $1,116,633)                                   $ 1,105,638
         Security Lending Collateral - 18.4%
177,473  Securities Lending Investment Fund, 4.94%            $   177,473
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost  $177,473)                                     $   177,473
         TOTAL INVESTMENT IN SECURITIES - 132.9%
         (Cost  $1,294,106) (a)                               $ 1,283,111
         OTHER ASSETS AND LIABILITIES - (32.9)%               $ (317,293)
         TOTAL NET ASSETS - 100.0%                            $   965,818


*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At November 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,294,106 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost      $   130,244

         Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value          (141,239)

         Net unrealized gain                                  $  (10,995)

(b)      At November 30, 2007, the following securities were out on loan:

Shares                        Description                         Value
36       The Interpublic Group of Companies, Inc. *           $       342
1,782    Omnicare, Inc.                                              45,405
1,015    Plains Exploration and Product *                            51,166
178      Sears Holdings Corp. *                                      18,781
693      Tesoro Petroleum Corp.                                      34,082
1,881    D.R. Horton, Inc.                                           22,516
         Total                                                $    172,292



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 29, 2008

* Print the name and title of each signing officer under his or her signature.